Introduction and overview of Group's risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 4,738	$ 161,340
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	821
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	5,300	165,100
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(1,393)
Non-deliverable forwards (NDF/NDS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		(3,771)
Level 1 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	10	11
Level 2 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	4,728	161,329
Level 2 of fair value hierarchy [member] | Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	821
Level 2 of fair value hierarchy [member] | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	5,300	165,100
Level 2 of fair value hierarchy [member] | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (1,393)
Level 2 of fair value hierarchy [member] | Non-deliverable forwards (NDF/NDS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		$ (3,771)